Related party transactions - Amounts Due To And From Related Parties (Details) - Total for all related parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	$ 631,089		$ 726,310
Interest bearing current liabilities - related parties	102,264		68,332
Other non-current interest-bearing liabilities - related parties	1,384,056		1,409,244
Interest expense - related parties	72,362	$ 25,782
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	75,281		223,207
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	415,470		498,729
Interest bearing current liabilities - related parties	29,255		10,628
Other non-current interest-bearing liabilities - related parties	1,030,022		1,049,463
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	19,088		168,523
Geely
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	205,144		224,808
Interest bearing current liabilities - related parties	23,669		21,956
Other non-current interest-bearing liabilities - related parties	354,034		359,781
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	43,033		43,951
Ziklo Bank AB
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	1,115		2,022
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	5,126		954
Volvo Car Financial Services UK
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	5,332		751
Interest bearing current liabilities - related parties	49,340		35,748
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	1,010		0
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade payables - related parties, accrued expenses, and other current liabilities - related parties	4,028		0
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	2,688		4,149
Wuhan Lotus Cars Co., LTD.
Disclosure of transactions between related parties [line items]
Trade receivables - related parties, accrued income - related parties, and other current assets - related parties	$ 4,336		$ 5,630